UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1(c)(3) under the Exchange Act (17 CFR 240.15Ga-1(c)(3))

November 12, 2021
Date of Earliest Event Reported

Cazenovia Creek Funding II, LLC1
(Exact name of securitizer as specified in its charter)

N/A	0001748819
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Thomas Nardone, (781)-710-2107
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

1 Cazenovia Creek Funding II, LLC (“CCFII”) is filing this Form ABS-15G in its capacity as “securitizer” for the purposes of Rule 15Ga-1 with respect to the transaction (the “Specified Transaction”) in which the Class A Series 2018-1 and Class B Series 2018-1 Tax Lien Collateralized Notes were co-issued by CCFII, as non-Texas issuer and Caz Creek TX, LLC, as Texas Issuer (“CCTX”).  This Form ABS-15G relates to the assets sold by CCFII or pledged by CCTX in connection with the Specified Transaction.  This Form ABS-15G only contains information relating to the Specified Transaction and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which CCFII may have acted as securitizer.

PART I – REPRESENTATION AND WARRANTY INFORMATION
Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1
The securitizer is filing this Form ABS-15G to provide notice that its obligation to file under Rule 15Ga-1(c)(2) has terminated pursuant to Rule 15Ga-1(c)(3).  The date of the last payment on the last asset-backed security outstanding that was issued by the securitizer or any affiliate of the securitizer was June 15, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
CAZENOVIA CREEK FUNDING II, LLC

Date: November 12, 2021	By:	/s/ Cazenovia Creek Investment Management, LLC (Securitizer)
Name Thomas Nardone
Title COO

CAZ CREEK TX, LLC

Date: November 12, 2021	By:	/s/ Cazenovia Creek Investment Management, LLC (Securitizer)
Name Thomas Nardone
Title COO